Average Annual Total Returns - Beck, Mack & Oliver Partners Fund	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index(reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Beck, Mack & Oliver Partners Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	5.42%	15.48%	12.19%
Beck, Mack & Oliver Partners Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.42%	15.47%	12.13%
Beck, Mack & Oliver Partners Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.21%	12.51%	10.18%